Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Third-party revenue	$ 1,355,978		$ 1,712,504		$ 1,494,632		$ 1,200,371		$ 1,152,015	$ 1,401,860	$ 1,205,017	$ 1,012,367	$ 5,763,485	$ 4,771,259	$ 4,030,347
Revenue													5,763,485	4,771,259	4,030,347
Adjusted EBITDA													1,024,788	878,723	802,875
Depreciation													(265,817)	(211,744)	(164,247)
Amortization of intangible assets													(79,615)	(71,731)	(31,705)
Stock-based compensation													(85,011)	(130,173)	(64,596)
Acquisition-related and other														(9,829)
Legal reserves, occupancy tax and other													(41,539)	(77,919)	(117,025)
Restructuring and related reorganization charges	(25,630)												(25,630)
Realized (gain) loss on revenue hedges													(9,412)	(11,267)	6,422
Operating income	94,706	[1]	296,836	[1]	129,220	[1]	(2,998)	[1]	138,711	238,691	94,286	(105,628)	517,764	366,060	431,724
Other expense, net													(53,123)	(65,367)	(81,667)
Income from continuing operations before income taxes													464,641	300,693	350,057
Provision for income taxes													(91,691)	(84,335)	(47,078)
Income from continuing operations													372,950	216,358	302,979
Discontinued operations, net of taxes															(22,539)
Net income													372,950	216,358	280,440
Net (income) loss attributable to noncontrolling interests													25,147	16,492	(269)
Net income attributable to Expedia, Inc.	$ 65,969		$ 257,059		$ 89,373		$ (14,304)		$ 94,717	$ 170,859	$ 71,500	$ (104,226)	398,097	232,850	280,171
Corporate & Eliminations
Segment Reporting Information [Line Items]
Intersegment revenue													(132,964)	(42,755)
Revenue													(132,964)	(42,755)
Adjusted EBITDA													(400,788)	(359,400)	(317,819)
Depreciation													(98,206)	(81,476)	(70,181)
Amortization of intangible assets													(79,615)	(71,731)	(31,705)
Stock-based compensation													(85,011)	(130,173)	(64,596)
Acquisition-related and other														(9,829)
Legal reserves, occupancy tax and other													(41,539)	(77,919)	(117,025)
Restructuring and related reorganization charges													(25,630)
Operating income													(730,789)	(730,528)	(601,326)
Core OTA | Operating Segments
Segment Reporting Information [Line Items]
Third-party revenue													4,905,150	4,069,284	3,620,976
Revenue													4,905,150	4,069,284	3,620,976
Adjusted EBITDA													1,387,386	1,171,863	1,068,472
Depreciation													(139,509)	(108,459)	(77,263)
Realized (gain) loss on revenue hedges													(9,412)	(11,267)	6,422
Operating income													1,238,465	1,052,137	997,631
Trivago | Operating Segments
Segment Reporting Information [Line Items]
Third-party revenue													280,555	173,039
Intersegment revenue													132,964	42,755
Revenue													413,519	215,794
Adjusted EBITDA													3,917	18,450
Depreciation													(1,360)	(570)
Operating income													2,557	17,880
Egencia | Operating Segments
Segment Reporting Information [Line Items]
Third-party revenue													399,704	364,923	291,392
Revenue													399,704	364,923	291,392
Adjusted EBITDA													60,933	59,801	53,709
Depreciation													(20,032)	(15,797)	(12,533)
Operating income													40,901	44,004	41,176
eLong | Operating Segments
Segment Reporting Information [Line Items]
Third-party revenue													178,076	164,013	117,979
Revenue													178,076	164,013	117,979
Adjusted EBITDA													(26,660)	(11,991)	(1,487)
Depreciation													(6,710)	(5,442)	(4,270)
Operating income													$ (33,370)	$ (17,433)	$ (5,757)

[1]	During the fourth quarter of 2014, we recognized $26 million related to restructuring and related reorganization charges.